Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Domestic Tax Jurisdiction [Member]
Current:
Current income tax provision
Deferred tax assets:
Deferred tax assets
Deferred tax liabilities:
Deferred tax liabilities
Income tax payable:
Income tax payable
Tax assets:
Income tax assets
Foreign Tax Jurisdiction [Member]
Current:
Current income tax provision	(159,940)	(118,991)
Deferred tax assets:
Deferred tax assets		324
Deferred tax liabilities:
Deferred tax liabilities	8,212	4,991
Income tax payable:
Income tax payable	71,269	60,483
Tax assets:
Income tax assets	$ 99,094	$ 280,354